SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Revenue percentage	8.00%
Amount collected from customers	$ 408,503	$ 400,794
Accounts payable to government	10,958	12,368
Company received government subsidies	$ 25,020	29,305	$ 22,270
Effective likelihood income tax	greater than 50% likelihood
Income tax interest and penalties	$ 0	0
Unrecognized uncertain tax positions	$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	1
Maximum [Member]
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	1.2825